Intangible Assets (Details Narrative) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Payments for intellectual properties		$ 630,000
Value of shares issued for intellectual properties		20,000
Payments to acquire license	350,000
Finite lived intangible asset, amortization expense			$ 65,000	$ 65,000